STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Number Outstanding	964,286		966,072	300,000
Common stock shares issued	5,139,704		5,121,384	3,460,459
Common stock shares outstanding	5,139,704		5,121,384	3,460,459
Unrecognized stock-based compensation			$ 4,600,000
Unrecognized stock-based compensation period			2 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value				$ 1,000,000.0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price			$ 6.88	$ 2.18
Stock based compensation	313,000	$ 94,300	$ 1,246,182	$ 378,559
Issued for services	115,580	23,499	79,209	58,221
Operating expenses	857,037	313,835	2,758,731	927,726
Net loss	(857,644)	$ (313,507)	(2,757,687)	(920,418)
Accumulated deficit	$ (5,632,343)		$ (4,774,699)	$ (2,017,012)
Earnings per share diluted	$ (0.17)	$ (0.09)	$ (0.54)	$ (0.20)
Weighted average remaining contractual life	2 years
Stock options recognized	$ 289,000	$ 64,300
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation	4,400,000
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation				$ 108,725
Issued for services				89,234
Stock based compensation				269,834
Operating expenses				819,001
Net loss				811,693
Accumulated deficit				$ 1,908,287
Previously Reported [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earnings per share diluted				$ 0.18
Previously Reported [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earnings per share diluted				$ 0.20
Revision of Prior Period, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation				$ 378,559
Operating expenses				927,726
Net loss				920,418
Accumulated deficit				2,017,012
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares issued			0
Common stock shares outstanding			0
Issued for services	$ 18	2	$ 7	12
Net loss